Note 20 - Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 27, 2015	Jan. 12, 2015	Mar. 31, 2015	Dec. 31, 2014
Note 20 - Subsequent Events (Details) [Line Items]
Number of Vessels Under Construction				4
Kamsarmax Drybulk Carriers [Member] | Subsequent Event [Member] | Second Installment for One of Two Newbuilding Vessel Contracts [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Payments to Acquire New Building Vessels (in Dollars)	$ 3.05
Number of Vessels Under Construction	2
Subsequent Event [Member] | Lesser of Approved Charter [Member] | HSBC [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity Percentage		70.00%
Subsequent Event [Member] | Vessel is Charter Free [Member] | HSBC [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity Percentage		65.00%
Subsequent Event [Member] | Lesser of Vessel's Market Value Upon Delivery [Member] | HSH [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity Percentage			62.50%
Subsequent Event [Member] | HSBC [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)		19.95
Debt Instrument, Term		5 years
Subsequent Event [Member] | HSH [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)			19.00
Debt Instrument, Term			4 years